AVAILABLE FOR SALE SECURITIES (Details 2) (BRL) In Millions	Dec. 31, 2010	Dec. 31, 2009
Due within one year	14,378
From 1 to 5 years	11,816
From 5 to 10 years	7,252
After 10 years	5,810
No stated maturity	4,711
Amortized cost	43,967	40,637
Due within one year	13,647
From 1 to 5 years	11,992
From 5 to 10 years	7,416
After 10 years	6,081
No stated maturity	5,500
Available-for-sale securities, at fair value	44,636	41,263